Operating Segment - Disclosure of Reconciliation of Segment EBITDA to Profit or Loss and Other Comprehensive Income (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Operating Segment
Segment EBITDA	$ (9,758)	$ (15,436)
Other reconciling items	(18,210)	(11,069)
Income tax (expense)/benefit	761	(411)
Total net loss after tax	$ (28,729)	$ (26,094)